Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net result before tax	kr 5,904	kr 2,859	kr 1,612
Reversal of financial items, net	409	(221)	(232)
Adjustment for non-cash transactions	459	291	179
Changes in operating assets and liabilities	987	(1,218)	(634)
Cash provided by operating activities before financial items	7,759	1,711	925
Interest received	170	111	44
Interest elements of lease payments	(9)	(7)
Interest paid	(11)	(13)
Corporate taxes (paid)/received	(1,476)	(476)	46
Net cash provided by operating activities	6,433	1,326	1,015
Cash flows from investing activities:
Investment in intangible assets		(32)	(406)
Investment in tangible assets	(307)	(79)	(72)
Marketable securities bought	(12,414)	(5,812)	(3,521)
Marketable securities sold	10,370	3,940	2,221
Net cash (used in) investing activities	(2,351)	(1,983)	(1,778)
Cash flows from financing activities:
Warrants exercised	140	65	75
Shares issued for cash		3,873
Costs related to issuance of shares		(238)
Principal elements of lease payments	(44)	(31)
Purchase of treasury shares			(146)
Payment of withholding taxes on behalf of employees on net settled RSUs	(25)	(9)
Net cash provided by (used in) financing activities	71	3,660	(71)
Changes in cash and cash equivalents	4,153	3,003	(834)
Cash and cash equivalents at the beginning of the period	3,552	533	1,348
Exchange rate adjustments	(445)	16	19
Cash and cash equivalents at the end of the period	7,260	3,552	533
Cash and cash equivalents include:
Bank deposits	5,054	2,884	kr 533
Short-term marketable securities	kr 2,206	kr 668